UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
REVENUES:
Total vessel revenues	$ 49,747,081	$ 79,529,412
EXPENSES:
Voyage expenses (including $1,027,211, and $655,431 to related party for the six months ended June 30, 2022, and 2023, respectively)	(2,698,540)	(1,384,566)
Vessel operating expenses	(21,676,527)	(20,914,440)
Management fees to related parties	(3,615,825)	(3,077,000)
Depreciation and amortization	(11,301,547)	(8,602,774)
General and administrative expenses (including $600,000, and $1,500,000 to related party for the six months ended June 30, 2022, and 2023, respectively)	(2,805,076)	(2,061,302)
Gain on sale of vessel	3,128,568	0
Total expenses	(38,968,947)	(36,040,082)
Operating income	10,778,134	43,489,330
OTHER INCOME/(EXPENSES):
Interest and finance costs	(6,117,641)	(3,099,169)
Interest income	1,439,909	139,979
Foreign exchange gains / (losses)	(70,792)	78,916
Dividend income	366,002	0
Dividend income from related party	451,111	0
Gain on sale of equity securities	2,636	0
Unrealized loss on equity securities	(5,107,427)	0
Total other expenses, net	(9,036,202)	(2,880,274)
Net income from continuing operations, before taxes	1,741,932	40,609,056
Income taxes	(65,179)	(176,562)
Net income and comprehensive income from continuing operations, net of taxes	1,676,753	40,432,494
Net income and comprehensive income from discontinued operations, net of taxes	17,339,332	7,297,290
Net (loss)/income	19,016,085	47,729,784
Comprehensive income	$ 19,016,085	$ 47,729,784
Earnings per common share, basic, continuing operations (in dollars per share)	$ 0.02	$ 0.43
Earnings per common share, diluted, continuing operations (in dollars per share)	0.02	0.43
Earnings per common share, basic, discontinued operations (in dollars per share)	0.18	0.08
Earnings per common share, diluted, discontinued operations (in dollars per share)	0.18	0.08
Earnings per common share, basic, total (in dollars per share)	0.2	0.5
Earnings per common share, diluted, total (in dollars per share)	$ 0.2	$ 0.5
Weighted average number of common shares, basic (in shares)	94,784,704	94,610,088
Weighted average number of common shares, diluted (in shares)	94,784,704	94,610,088
Time Charter [Member]
REVENUES:
Vessel revenues	$ 49,747,081	$ 79,529,412